ACQUISITION OF SUBSIDIARIES (Details Narrative)						12 Months Ended
	Jul. 19, 2022 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Yunnan Shengshengyuan [Member]
Business Acquisition [Line Items]
Equity interest percentage	95.00%
Yunnan Runcangsheng [Member]
Business Acquisition [Line Items]
Equity interest percentage	5.00%
Aixin Shangyan Hotel Management [Member]
Business Acquisition [Line Items]
Purchase price						$ 1,160,000	¥ 7,598,887
Business combination consideration transferred				$ 1,160,000	¥ 7,598,887
AiXintang Pharmacises [Member]
Business Acquisition [Line Items]
Purchase price										$ 5,310,000	¥ 34,635,845
Business acquisition, percentage of voting interests acquired										100.00%	100.00%
Business combination consideration transferred		$ 5,310,000	¥ 34,635,845
Yunnan Runcangsheng [Member]
Business Acquisition [Line Items]
Business combination consideration transferred	$ 4,301,293
Yunnan Runcangsheng [Member] | Transfer Agreement [Member]
Business Acquisition [Line Items]
Business combination consideration transferred								$ 4,418,095	¥ 31,557,820
Business combination, adjusted								$ 116,802